UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Asia Select Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 86.18%Δ
China/Hong Kong – 40.85%
AAC Technologies Holdings	5,000	$52,654
AIA Group	8,600	54,339
Autohome ADR †	3,000	99,660
BYD Class H	13,000	76,447
China Construction Bank	129,000	106,186
China Mobile	7,000	77,188
China Pacific Insurance Group Class H	24,600	90,156
China State Construction International Holdings	44,000	71,983
CK Hutchison Holdings	3,000	37,061
CSPC Pharmaceutical Group	44,000	53,846
Ctrip.com International ADR †	3,400	161,296
Galaxy Entertainment Group	34,000	162,929
GF Securities Class H	47,000	103,531
Guotai Junan International Holdings	142,000	47,742
Haier Electronics Group	55,000	101,173
Hengan International Group	3,000	25,622
Industrial & Commercial Bank of China	158,000	103,598
Luye Pharma Group	82,500	53,988
Ping An Insurance Group of China Class H	38,500	205,323
Sands China	8,800	36,728
SINA †	1,100	76,483
Tencent Holdings	7,700	205,323
TravelSky Technology	11,000	24,004
Want Want China Holdings	51,000	32,848
WH Group 144A #	62,000	48,479
		2,108,587
India – 2.12%
HDFC Bank ADR	1,526	109,399
		109,399
Indonesia – 4.06%
Bank Central Asia	59,000	68,353
Indofood Sukses Makmur	114,300	69,638
Matahari Department Store	18,300	18,731
Telekomunikasi Indonesia Persero	182,200	52,600
		209,322
Philippines – 2.21%
BDO Unibank	22,500	51,752
Metropolitan Bank & Trust	26,090	42,085
Security Bank	5,110	20,342
		114,179
Republic of Korea – 15.51%
Amorepacific	210	55,901

NQ-238 [2/17] 4/17 (18975)     1

Schedule of investments
Delaware Asia Select Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea (continued)
Hanon Systems	7,025	$56,908
Hyundai Department Store	1,037	91,159
Hyundai Engineering & Construction	499	21,094
Korea Kolmar †	883	59,895
LG Household & Health Care	57	44,259
Orion	57	35,992
Samsung Card	1,335	50,000
Samsung Electronics	167	283,859
Samsung Fire & Marine Insurance	219	49,388
Shinhan Financial Group	1,262	52,121
		800,576
Singapore – 4.43%
ComfortDelGro	41,300	72,792
DBS Group Holdings	7,700	102,912
Singapore Telecommunications	18,800	52,856
		228,560
Taiwan – 13.26%
Cathay Financial Holding	50,000	78,482
General Interface Solution Holding	14,000	57,403
Gourmet Master	10,800	101,285
Hota Industrial Manufacturing	10,000	45,002
Pou Chen	37,000	50,213
St Shine Optical	3,000	51,214
Taiwan Semiconductor Manufacturing	43,000	263,441
Vanguard International Semiconductor	19,000	37,526
		684,566
Thailand – 3.74%
Bangkok Airways	37,600	21,221
Digital Telecommunications Infrastructure Fund-Foreign
Class F	137,900	56,099
Krungthai Card-Foreign Class F	3,000	11,216
Siam Commercial Bank-Foreign Class F	18,000	79,157
TMB Bank-Foreign Class F	362,700	25,354
		193,047

Total Common Stock (cost $4,263,491)		4,448,236

Right – 0.02%
Hota Industrial Manufacturing
exercise price TWD 105.00
expiration date 3/16/17	830	891
Total Right (cost $0)		891

2     NQ-238 [2/17] 4/17 (18975)

(Unaudited)

	Number of shares	Value (U.S. $)
Exchange-Traded Funds – 7.50%
iShares India 50 ETF	6,487	$197,270
iShares MSCI India ETF	6,400	189,888
Total Exchange-Traded Funds (cost $348,162)		387,158

	Principal amount°
Short-Term Investments – 6.04%
Discount Note – 0.98%≠
Federal Home Loan Bank 0.55% 5/26/17	50,599	50,535
		50,535
Repurchase Agreements – 4.13%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $64,494 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $65,783)	64,493	64,493
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $64,494 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/18–5/15/40; market value $65,783)	64,493	64,493
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $84,015 (collateralized by U.S.
government obligations 0.00%–1.875%
4/15/17–2/15/37; market value $85,694)	84,014	84,014
		213,000
U.S. Treasury Obligation – 0.93%≠
U.S. Treasury Bill 0.44% 4/13/17	48,138	48,111
		48,111
Total Short-Term Investments (cost $311,646)		311,646

Total Value of Securities – 99.74%
(cost $4,923,299)		5,147,931

Receivables and Other Assets Net of Liabilities – 0.26%		13,559
Net Assets Applicable to 624,216 Shares Outstanding – 100.00%		$5,161,490

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $48,479, which represents 0.94% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-238 [2/17] 4/17 (18975)     3

Schedule of investments
Delaware Asia Select Fund (Unaudited)

Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	25,660	USD	(3,306)	3/1/17	$(1)
BNYM	HKD	(374,685)	USD	48,263	3/2/17	(4)
BNYM	KRW	(39,682,747)	USD	34,980	3/2/17	(83)
BNYM	THB	(80,166)	USD	2,296	3/1/17	—
BNYM	THB	(89,847)	USD	2,573	3/2/17	—
						$(88)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
HKD – Hong Kong Dollar
KRW – South Korean Won
THB – Thai Baht
TWD – Taiwan Dollar
USD – U.S. Dollar

4     NQ-238 [2/17] 4/17 (18975)

Notes
Delaware Asia Select Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Asia Select Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,923,299
Aggregate unrealized appreciation of investments	$408,438
Aggregate unrealized depreciation of investments	(183,806)
Net unrealized appreciation of investments	$224,632

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

NQ-238 [2/17] 4/17 (18975)     5

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-238 [2/17] 4/17 (18975)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
China/Hong Kong	$2,108,587	$—	$—	$2,108,587
India	109,399	—	—	109,399
Indonesia	209,322	—	—	209,322
Philippines	114,179	—	—	114,179
Republic of Korea	800,576	—	—	800,576
Singapore	228,560	—	—	228,560
Taiwan	—	684,566	—	684,566
Thailand	193,047	—	—	193,047
Right	—	—	891	891
Exchange-Traded Funds	387,158	—	—	387,158
Short-Term Investments	—	311,646	—	311,646
Total Value of Securities	$4,150,828	$996,212	$891	$5,147,931
Foreign Currency Exchange Contracts	$—	$(88)	$—	$(88)

As a result of utilizing international fair value pricing at Feb. 28, 2017, a portion of the Fund’s common stock investments was categorized as Level 2.

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-238 [2/17] 4/17 (18975)     7

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-238 [2/17] 4/17 (18975)

Schedule of investments
Delaware Emerging Markets Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.84%Δ
Argentina – 3.18%
Arcos Dorados Holdings Class A †	3,900,000	$24,180,000
Cresud ADR †	1,480,000	27,794,400
Grupo Clarin Class B GDR 144A #	353,200	9,540,391
IRSA Inversiones y Representaciones ADR †	1,055,000	24,623,700
		86,138,491
Bahrain – 0.03%
Aluminum Bahrain GDR 144A #	221,400	845,659
		845,659
Brazil – 12.39%
Aes Tiete Energia	508,806	2,628,260
B2W Cia Digital †	9,180,700	36,297,850
Banco Bradesco ADR	2,300,000	24,311,000
BRF ADR	2,023,546	26,285,863
Centrais Eletricas Brasileiras †	2,140,204	14,783,987
Cia Brasileira de Distribuicao ADR	1,161,295	21,042,665
Gerdau	2,764,900	8,105,396
Gol Linhas Aereas Inteligentes ADR †	480,000	13,315,200
Hypermarcas	2,500,000	21,769,527
Itau Unibanco Holding ADR	4,961,000	63,451,190
JBS	1,000,000	3,760,849
Rumo Logistica Operadora Multimodal †	1,439,651	3,970,494
Telefonica Brasil ADR	2,699,863	38,905,026
TIM Participacoes ADR	2,909,280	45,122,933
Vale ADR	1,131,557	11,711,615
		335,461,855
Canada – 1.27%
Gran Tierra Energy †	134,900	361,532
Potash Corp. of Saskatchewan	1,952,500	34,032,075
		34,393,607
Chile – 0.84%
Cia Cervecerias Unidas ADR	365,790	8,680,197
Latam Airlines Group ADR †	236,800	2,396,416
Sociedad Quimica y Minera de Chile ADR	370,000	11,655,000
Vina Concha y Toro	39,250	66,204
		22,797,817
China/Hong Kong – 29.03%
58.com ADR †	90,000	3,294,000
Alibaba Group Holding ADR †	820,000	84,378,000
Baidu ADR †	490,000	85,323,700
China Mengniu Dairy	8,120,000	16,003,813
China Mobile ADR	390,000	21,551,400

NQ-019 [2/17] 4/17 (18972)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Petroleum & Chemical	30,000,000	$23,264,502
China Telecom	15,000,000	7,052,777
Ctrip.com International ADR †	850,000	40,324,000
Guangshen Railway	11,000,000	6,872,432
Industrial & Commercial Bank of China	34,933,000	22,904,967
JD.com ADR †	1,000,000	30,570,000
Kunlun Energy	12,000,000	10,434,245
Ping An Insurance Group of China	9,000,000	47,997,527
Qunar Cayman Islands ADR †	204,441	6,217,051
SINA †	1,640,000	114,029,200
Sinofert Holdings	28,000,000	4,472,555
Sohu.com †	1,807,875	72,007,661
Tencent Holdings	2,800,000	74,662,819
Tianjin Development Holdings	15,885,550	8,349,076
Tingyi Cayman Islands Holding	23,000,000	25,776,450
Tsingtao Brewery	3,574,000	16,436,100
Uni-President China Holdings	30,000,000	20,482,036
Vipshop Holdings ADR †	900,000	11,709,000
Weibo ADR †	620,000	31,322,400
ZTO Express Cayman ADR †	48,000	618,720
		786,054,431
Cyprus – 0.20%
QIWI ADR	385,284	5,378,565
		5,378,565
France – 0.05%
Vallourec †	258,011	1,415,612
		1,415,612
India – 8.33%
ICICI Bank	7,000,000	28,994,098
Indiabulls Real Estate GDR †	102,021	123,241
RattanIndia Infrastructure GDR =†	300,961	14,435
Reliance Communications †	10,114,849	5,897,407
Reliance Industries	6,200,000	115,048,768
Reliance Industries GDR 144A #	1,580,000	58,302,000
Tata Chemicals	1,866,909	15,682,385
United Breweries	119,213	1,389,415
		225,451,749

2     NQ-019 [2/17] 4/17 (18972)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Indonesia – 1.16%
Astra International	51,000,000	$31,358,728
		31,358,728
Malaysia – 0.16%
UEM Sunrise	17,000,000	4,364,865
		4,364,865
Mexico – 7.34%
America Movil ADR	1,700,000	21,607,000
Cemex ADR †	1,250,000	10,575,000
Coca-Cola Femsa ADR	1,190,888	78,157,979
Fomento Economico Mexicano ADR	151,340	12,188,924
Grupo Financiero Santander Mexico Class B ADR	3,750,000	28,200,000
Grupo Lala	3,900,027	6,421,267
Grupo Televisa ADR	1,200,000	30,612,000
Kimberly-Clark de Mexico
Class A	5,880,600	11,107,621
		198,869,791
Netherlands – 0.67%
VimpelCom ADR	4,400,000	18,084,000
		18,084,000
Peru – 0.78%
Cia de Minas Buenaventura ADR	1,710,000	21,033,000
		21,033,000
Republic of Korea – 12.26%
KB Financial Group ADR	245,928	10,063,374
LG Electronics	580,000	30,673,447
LG Uplus	2,497,000	28,265,841
Lotte Chilsung Beverage	16,000	21,338,050
Lotte Confectionery	168,578	29,146,141
NAVER	5,250	3,602,918
Samsung Electronics	58,000	98,585,894
Samsung Life Insurance	180,000	17,032,943
Shinhan Financial Group Co.	331,157	13,676,791
SK Telecom ADR	3,526,385	79,696,301
		332,081,700
Russia – 8.71%
Chelyabinsk Zinc Plant GDR †	143,300	1,655,258
Enel Russia GDR †	21,161	17,382
Etalon Group GDR 144A #=	1,616,300	5,980,310
Gazprom ADR	13,000,000	57,986,500
MegaFon GDR	450,000	5,197,500
Mobile TeleSystems ADR	1,200,000	12,324,000
Rosneft Oil GDR	9,600,000	54,432,000

NQ-019 [2/17] 4/17 (18972)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Russia (continued)
Sberbank of Russia =	12,000,000	$32,087,761
Sberbank of Russia ADR	800,000	8,728,000
Surgutneftegas ADR	2,014,441	10,152,783
T Plus =†	36,096	0
X5 Retail Group GDR †	526,952	15,966,646
Yandex Class A †	1,396,936	31,431,060
		235,959,200
South Africa – 0.37%
Sun International	290,543	1,913,697
Tongaat Hulett	838,307	8,090,693
		10,004,390
Taiwan – 4.87%
Hon Hai Precision Industry	8,000,000	23,279,712
MediaTek	6,500,000	47,367,976
Taiwan Semiconductor Manufacturing	10,000,000	61,265,362
		131,913,050
Turkey – 2.28%
Akbank	15,000,000	35,819,296
Turk Telekomunikasyon	951,192	1,505,555
Turkcell Iletisim Hizmetleri ADR †	2,059,101	16,987,583
Turkiye Sise ve Cam Fabrikalari	6,971,317	7,509,429
		61,821,863
United Kingdom – 0.08%
Griffin Mining †	3,056,187	2,028,864
		2,028,864
United States – 0.84%
Yahoo †	500,000	22,830,000
		22,830,000

Total Common Stock (cost $2,655,229,401)		2,568,287,237

Preferred Stock – 4.27%Δ
Brazil – 2.14%
Braskem Class A 4.02%	1,470,000	15,276,471
Petroleo Brasileiro Class A ADR †	4,000,000	37,560,000
Usinas Siderurgicas de Minas Gerais SA †	3,235,733	5,127,664
		57,964,135
Republic of Korea – 1.16%
Samsung Electronics 1.74%	23,662	31,305,197
		31,305,197

4     NQ-019 [2/17] 4/17 (18972)

(Unaudited)

	Number of shares	Value (U.S. $)
Preferred StockΔ (continued)
Russia – 0.97%
AK Transneft =†	8,262	$26,192,268
		26,192,268
Total Preferred Stock (cost $65,440,834)		115,461,600

Exchange-Traded Fund – 0.39%
iShares MSCI Turkey ETF	300,500	10,559,570
Total Exchange-Traded Fund (cost $13,682,561)		10,559,570

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,057)		0

Total Value of Securities – 99.50%
(cost $2,742,911,853)		2,694,308,407

Receivables and Other Assets Net of Liabilities – 0.50%		13,653,535
Net Assets Applicable to 169,668,878 Shares Outstanding – 100.00%		$2,707,961,942

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $74,668,360, which represents 2.76% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2017, the aggregate value of fair valued securities was $64,274,774, which represents 2.37% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contract was outstanding at Feb. 28, 2017:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(1,500,000)	USD	482,084	3/2/17	$175

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-019 [2/17] 4/17 (18972)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
USD – U.S. Dollar

6     NQ-019 [2/17] 4/17 (18972)

Notes
Delaware Emerging Markets Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,742,911,853
Aggregate unrealized appreciation of investments	$366,344,978
Aggregate unrealized depreciation of investments	(414,948,424)
Net unrealized depreciation of investments	$(48,603,446)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that

NQ-019 [2/17] 4/17 (18972)     7

(Unaudited)

market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-019 [2/17] 4/17 (18972)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$76,598,100	$9,540,391	$—	$86,138,491
Bahrain	—	845,659	—	845,659
Brazil	335,461,855	—	—	335,461,855
Canada	34,393,607	—	—	34,393,607
Chile	22,797,817	—	—	22,797,817
China/Hong Kong	786,054,431	—	—	786,054,431
Cyprus	5,378,565	—	—	5,378,565
France	1,415,612	—	—	1,415,612
India	225,437,314	14,435	—	225,451,749
Indonesia	31,358,728	—	—	31,358,728
Malaysia	4,364,865	—	—	4,364,865
Mexico	198,869,791	—	—	198,869,791
Netherlands	18,084,000	—	—	18,084,000
Peru	21,033,000	—	—	21,033,000
Republic of Korea	332,081,700	—	—	332,081,700
Russia	197,873,747	38,085,453	—	235,959,200
South Africa	10,004,390	—	—	10,004,390
Taiwan	—	131,913,050	—	131,913,050
Turkey	61,821,863	—	—	61,821,863
United Kingdom	2,028,864	—	—	2,028,864
United States	22,830,000	—	—	22,830,000
Preferred Stock[1]	89,269,332	26,192,268	—	115,461,600
Exchange-Traded Fund	10,559,570	—	—	10,559,570
Participation Notes	—	—	—	—
Total Value of Securities	$2,487,717,151	$206,591,256	$—	$2,694,308,407
Foreign Currency Exchange Contracts	$—	$175	$—	$175

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	77.32%	22.68%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Feb. 28, 2017, a portion of the Fund’s common stock was categorized as Level 2.

NQ-019 [2/17] 4/17 (18972)     9

(Unaudited)

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-019 [2/17] 4/17 (18972)

Schedule of investments
Delaware Global Value Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.86%Δ
Australia – 1.27%
Coca-Cola Amatil	30,461	$239,383
		239,383
Canada – 3.51%
CGI Group Class A †	7,348	337,802
Suncor Energy	10,510	327,201
		665,003
France – 8.35%
AXA	13,157	310,411
Sanofi	5,047	434,855
TOTAL	5,872	292,688
Valeo	4,048	248,773
Vinci	4,062	292,666
		1,579,393
Germany – 1.54%
Bayerische Motoren Werke	3,257	291,116
		291,116
Indonesia – 1.43%
Bank Rakyat Indonesia Persero	301,481	270,148
		270,148
Israel – 1.54%
Teva Pharmaceutical Industries ADR	8,330	291,717
		291,717
Italy – 1.41%
Leonardo †	7,535	103,534
UniCredit	12,168	163,068
		266,602
Japan – 12.26%
East Japan Railway	3,570	322,697
ITOCHU	20,578	297,923
Japan Tobacco	12,295	411,165
MINEBEA MITSUMI	22,020	271,269
Mitsubishi UFJ Financial Group	27,224	178,933
Nippon Telegraph & Telephone	7,076	299,240
Sumitomo Rubber Industries	20,230	333,850
Toyota Motor	3,620	205,094
		2,320,171
Netherlands – 3.18%
ING Groep CVA	28,167	388,369
Koninklijke Philips	7,083	214,119
		602,488

NQ-179 [2/17] 4/17 (18973)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Republic of Korea – 2.34%
Samsung Electronics	261	$443,636
		443,636
Russia – 1.00%
Mobile TeleSystems ADR	18,445	189,430
		189,430
Sweden – 1.74%
Tele2 Class B	36,746	328,722
		328,722
Switzerland – 1.30%
Aryzta †	7,632	246,814
		246,814
United Kingdom – 9.34%
Imperial Brands	6,247	294,018
Meggitt	51,338	299,721
Playtech	30,042	332,703
Rio Tinto	4,417	180,703
Shire	5,536	333,438
Standard Chartered †	36,555	327,675
		1,768,258
United States – 48.65%
American Airlines Group *	11,105	514,828
Apple	5,255	719,882
AT&T	9,195	384,259
Caterpillar	4,265	412,255
Cintas	2,280	269,063
Delphi Automotive	4,165	317,081
Goldman Sachs Group	2,575	638,755
Halliburton	6,225	332,789
International Business Machines	1,585	285,015
Johnson & Johnson	2,670	326,301
JPMorgan Chase & Co.	6,640	601,717
Lowe’s	3,175	236,125
Mylan †	5,155	215,737
NASDAQ OMX Group	8,130	578,124
Omnicom Group	3,770	320,827
Oracle	13,385	570,067
Pfizer	11,010	375,661
Target	5,455	320,590
Travelers	3,770	460,845
Viacom Class B	4,165	180,969
Wells Fargo & Co.	8,625	499,215

2     NQ-179 [2/17] 4/17 (18973)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
WESCO International †	4,560	$316,920
Western Union *	16,760	329,166
		9,206,191

Total Common Stock (cost $16,358,316)		18,709,072

	Principal amount°
Short-Term Investments – 0.98%
Discount Note - 0.12%≠
Federal Home Loan Bank 0.55% 5/26/17	22,956	22,926
		22,926
Repurchase Agreements – 0.86%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $49,052 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $50,032)	49,051	49,051
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $49,052 (collateralized by U.S.
government obligations 0.00%-2.00%
8/31/18-5/15/40; market value $50,032)	49,051	49,051
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $63,899 (collateralized by U.S.
government obligations 0.00%-1.875%
4/15/17-2/15/37; market value $65,176)	63,898	63,898
		162,000
Total Short-Term Investments (cost $184,925)		184,926

Total Value of Securities Before Securities Lending Collateral – 99.84%
(cost $16,543,241)		18,893,998

NQ-179 [2/17] 4/17 (18973)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Securities Lending Collateral – 0.00%
Repurchase Agreements – 0.00≠
Bank of Montreal
0.51%, dated 2/28/17, to be repurchased on 3/1/17
repurchase price $24 (collateralized by U.S.
government obligations 0.125%-2.125%
12/15/18-2/15/22; market value $24)	24	$24
Bank of Nova Scotia
0.52%, dated 2/28/17 to be repurchased on 3/1/17,
repurchase price $24 (collateralized by U.S.
government obligations 0.125%-2.00%
10/31/17-7/31/20; market value $24)	24	24
BNP Paribas
0.51%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $24 (collateralized by U.S.
government obligations 0.00%-8.75%
3/15/17-2/15/22; market value $24)	24	24
JPMorgan Securities
0.52%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $24 (collateralized by U.S.
government obligations 0.125%-2.625%
4/15/17-7/15/21; market value $24)	24	24
Merrill Lynch, Pierce, Fenner & Smith
0.49%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $7 (collateralized by U.S.
government obligations 0.125%
4/15/21; market value $7)	7	7
Total Securities Lending Collateral (cost $103)		103

Total Value of Securities – 99.84%
(cost $16,543,344)		18,894,101	■
Obligation to Return Securities Lending Collateral – 0.00%		(99)
Receivables and Other Assets Net of Liabilities – 0.16%		31,244
Net Assets Applicable to 1,597,699 Shares Outstanding – 100.00%		$18,925,246

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $843,994 of securities loaned for which the counterparty pledged non-cash collateral valued at $871,467.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

4     NQ-179 [2/17] 4/17 (18973)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

NQ-179 [2/17] 4/17 (18973)     5

Notes
Delaware Global Value Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$16,543,344
Aggregate unrealized appreciation of investments	$4,517,940
Aggregate unrealized depreciation of investments	(2,167,183)
Net unrealized appreciation of investments	$2,350,757

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

6     NQ-179 [2/17] 4/17 (18973)

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$18,709,072	$—	$18,709,072
Short-Term Investments	—	184,926	184,926
Securities Lending Collateral	—	103	103
Total Value of Securities	$18,709,072	$185,029	$18,894,101

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the

NQ-179 [2/17] 4/17 (18973)     7

(Unaudited)

Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-179 [2/17] 4/17 (18973)

Schedule of investments
Delaware International Small Cap Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.94%Δ
Australia – 4.67%
Aristocrat Leisure	44,876	$571,147
BlueScope Steel	25,187	235,979
		807,126
Austria – 2.40%
Buwog †	5,597	139,758
Lenzing	1,743	274,210
		413,968
Brazil – 2.14%
Magazine Luiza †	2,700	180,616
Rumo Logistica Operadora Multimodal †	68,700	189,472
		370,088
Canada – 5.53%
Birchcliff Energy †	19,200	103,503
Descartes Systems Group †	9,600	201,367
Enerplus	19,100	168,538
Interfor †	13,500	180,820
Norbord	4,300	125,160
Parex Resources †	8,100	96,478
Raging River Exploration †	11,800	79,869
		955,735
China/Hong Kong – 7.58%
Lee & Man Paper Manufacturing	213,000	193,165
Sinotrans Shipping †	753,500	175,686
Sunny Optical Technology Group	70,000	450,412
Tongda Group Holdings	1,460,000	490,873
		1,310,136
Denmark – 2.17%
Dfds	1,981	108,976
GN Store Nord	7,677	174,943
Spar Nord Bank	8,279	91,794
		375,713
Faroe Islands – 0.55%
Bakkafrost	2,566	95,557
		95,557
Finland – 3.49%
Huhtamaki	4,234	152,731
Outokumpu	22,585	223,594
Valmet	14,695	226,201
		602,526
France – 5.14%
Alten	1,707	118,088

NQ-581 [2/17] 4/17 (18971)     1

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
France (continued)
Elior Group 144A #	3,962	$88,921
Remy Cointreau	3,715	330,006
Tarkett	3,136	131,164
Teleperformance	1,980	219,200
		887,379
Germany – 1.10%
Evotec †	15,675	121,108
Gerresheimer	872	68,370
		189,478
Ireland – 0.52%
Keywords Studios	11,571	89,342
		89,342
Israel – 2.07%
Israel Discount Bank Class A †	79,135	175,179
Mizrahi Tefahot Bank	10,933	182,567
		357,746
Italy – 5.14%
Brembo	5,574	374,383
Buzzi Unicem	14,169	350,949
Moncler	8,477	161,829
		887,161
Japan – 20.87%
Ain Holdings	2,500	179,581
CMK †	15,275	86,882
Daifuku	4,600	107,441
FP	1,900	86,083
Fujikura	25,600	190,043
Fukuoka Financial Group	56,000	261,195
Harmonic Drive Systems	8,600	267,542
Maeda	19,000	168,615
Matsumotokiyoshi Holdings	1,800	85,077
NTN	19,000	94,539
SCREEN Holdings	2,600	175,424
Seria	3,400	267,533
SMS	6,500	143,892
Start Today	26,615	556,251
Sumco	12,000	176,456
TechnoPro Holdings	6,200	217,161
Temp Holdings	17,200	291,349
THK	3,400	88,401
Trusco Nakayama	7,200	162,464
		3,605,929

2     NQ-581 [2/17] 4/17 (18971)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Luxembourg – 0.98%
APERAM	3,341	$169,929
		169,929
Netherlands – 1.32%
Corbion	3,851	99,138
Wessanen	9,611	128,037
		227,175
Norway – 1.88%
Norway Royal Salmon	3,643	74,307
TGS Nopec Geophysical	11,435	250,974
		325,281
Republic of Korea – 1.52%
Mando	1,120	262,976
		262,976
Russia – 1.24%
Aeroflot =†	60,800	172,166
TMK GDR	8,170	42,484
		214,650
Spain – 0.49%
CIE Automotive	4,395	84,461
		84,461
Sweden – 3.38%
Axactor †	481,021	149,180
Scandic Hotels Group 144A #†	19,865	179,909
SSAB Class A †	64,399	254,911
		584,000
Switzerland – 5.44%
Autoneum Holding	492	130,918
Forbo Holding †	126	171,872
Georg Fischer	300	260,019
Logitech International	6,931	200,473
Temenos Group	2,276	175,966
		939,248
Taiwan – 3.41%
Airtac International Group	15,000	138,500
Ennoconn	10,000	158,315
Nanya Technology	83,000	123,499
Wistron NeWeb	58,000	169,482
		589,796
Thailand – 2.04%
Taokaenoi Food & Marketing Foreign Shares	216,300	173,509

NQ-581 [2/17] 4/17 (18971)     3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Thailand (continued)
Tisco Financial Group Foreign Shares	91,000	$178,582
		352,091
United Kingdom – 9.87%
Abcam	23,908	255,575
boohoo.com †	69,361	131,467
Domino’s Pizza Group	19,097	90,995
Fevertree Drinks	16,670	290,831
Hunting	15,820	103,942
KAZ Minerals †	32,585	213,082
Micro Focus International	5,259	142,520
RPC Group	26,148	296,224
Sanne Group	10,384	83,623
Scapa Group	21,217	97,805
		1,706,064
Total Common Stock (cost $14,990,230)		16,403,555

Preferred Stock – 1.15%Δ
Brazil – 1.15%
Bradespar 0.49%	26,300	198,243
Total Preferred Stock (cost $163,421)		198,243

	Principal amount°
Short-Term Investments – 3.27%
Discount Note – 0.38%≠
Federal Home Loan Bank 0.55% 5/26/17	65,957	65,873
		65,873
Repurchase Agreements – 2.36%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $123,235 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $125,698)	123,233	123,233
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $123,235 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/18–5/15/40; market value $125,698)	123,233	123,233

4     NQ-581 [2/17] 4/17 (18971)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $160,536 (collateralized by U.S.
government obligations 0.00%–1.875%
4/15/17–2/15/37; market value $163,744)	160,534	$160,534
		407,000
U.S. Treasury Obligation – 0.53%≠
U.S. Treasury Bill 0.44% 4/13/17	92,244	92,192
		92,192
Total Short-Term Investments (cost $565,065)		565,065

Total Value of Securities – 99.36%
(cost $15,718,716)		17,166,863

Receivables and Other Assets Net of Liabilities – 0.64%		110,960
Net Assets Applicable to 2,939,767 Shares Outstanding – 100.00%		$17,277,823

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $268,830, which represents 1.56% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2017, the aggregate value of fair valued securities was $172,166, which represents 1.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contract was outstanding at Feb. 28, 2017:

Foreign Currency Exchange Contract

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(381,082)	USD	3,395	3/2/17	$3

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-581 [2/17] 4/17 (18971)     5

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

Summary of abbreviations:
BNYM – BNY Mellon
GDR – Global Depositary Receipt
JPY – Japanese Yen
USD – U.S. Dollar

6     NQ-581 [2/17] 4/17 (18971)

Notes
Delaware International Small Cap Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Small Cap Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$15,718,716
Aggregate unrealized appreciation of investments	$1,755,782
Aggregate unrealized depreciation of investments	(307,635)
Net unrealized appreciation of investments	$1,448,147

NQ-581 [2/17] 4/17 (18971)     7

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-581 [2/17] 4/17 (18971)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Total
Common Stock
Australia	807,126	—	807,126
Austria	413,968	—	413,968
Brazil	370,088	—	370,088
Canada	955,735	—	955,735
China/Hong Kong	1,310,136	—	1,310,136
Denmark	375,713	—	375,713
Faroe Islands	95,557	—	95,557
Finland	602,526	—	602,526
France	887,379	—	887,379
Germany	189,478	—	189,478
Ireland	89,342	—	89,342
Israel	357,746	—	357,746
Italy	887,161	—	887,161
Japan	3,605,929	—	3,605,929
Luxembourg	169,929	—	169,929
Netherlands	227,175	—	227,175
Norway	325,281	—	325,281
Republic of Korea	262,976	—	262,976
Russia	42,484	172,166	214,650
Spain	84,461	—	84,461
Sweden	584,000	—	584,000
Switzerland	939,248	—	939,248
Taiwan	—	589,796	589,796
Thailand	352,091	—	352,091
United Kingdom	1,706,064	—	1,706,064
Preferred Stock	198,243	—	198,243
Short-Term Investments	—	565,065	565,065
Total Value of Securities	$15,839,836	$1,327,027	$17,166,863

Foreign Currency Exchange Contracts	$—	$3	$3

As a result of utilizing international fair value pricing at Feb. 28, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

NQ-581 [2/17] 4/17 (18971)     9

(Unaudited)

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-581 [2/17] 4/17 (18971)

Schedule of investments
Delaware International Value Equity Fund	February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.15%Δ
Australia – 1.44%
Coca-Cola Amatil	477,289	$3,750,859
		3,750,859
Canada – 4.57%
Alamos Gold *	237,095	1,715,467
CGI Group Class A †	105,773	4,862,596
Suncor Energy	141,900	4,417,682
Yamana Gold	314,672	869,482
		11,865,227
China/Hong Kong – 5.80%
CNOOC	3,184,000	3,765,232
Techtronic Industries	1,185,000	4,243,646
Yue Yuen Industrial Holdings	1,895,000	7,054,773
		15,063,651
Denmark – 1.87%
Carlsberg Class B	55,163	4,846,618
		4,846,618
France – 17.87%
AXA	278,513	6,570,912
Kering	19,451	4,734,318
Publicis Groupe	34,112	2,299,477
Rexel	158,940	2,570,336
Sanofi	103,533	8,920,507
Teleperformance	44,156	4,888,392
TOTAL	107,694	5,367,983
Valeo	54,475	3,347,804
Vinci	106,986	7,708,319
		46,408,048
Germany – 5.17%
Bayerische Motoren Werke	61,163	5,466,845
Deutsche Post	201,137	6,898,612
STADA Arzneimittel	17,366	1,051,419
		13,416,876
Indonesia – 1.68%
Bank Rakyat Indonesia Persero	4,867,300	4,361,445
		4,361,445
Israel – 2.09%
Teva Pharmaceutical Industries ADR	154,900	5,424,598
		5,424,598
Italy – 1.75%
Leonardo †	103,021	1,415,552

NQ-034 [2/17] 4/17 (18974)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Italy (continued)
UniCredit *	232,588	$3,117,007
		4,532,559
Japan – 24.32%
East Japan Railway	78,744	7,117,765
ITOCHU	607,260	8,791,743
Japan Tobacco	175,100	5,855,630
MINEBEA MITSUMI	459,400	5,659,438
Mitsubishi UFJ Financial Group	1,575,257	10,353,552
Nippon Telegraph & Telephone	193,056	8,164,218
Nitori Holdings	35,894	4,179,034
Sumitomo Rubber Industries	297,100	4,902,963
Toyota Motor	143,800	8,147,109
		63,171,452
Netherlands – 4.59%
ING Groep CVA	419,119	5,778,851
Koninklijke Philips	203,087	6,139,316
		11,918,167
Republic of Korea – 3.42%
Samsung Electronics	5,218	8,869,331
		8,869,331
Russia – 1.21%
Mobile TeleSystems ADR	305,200	3,134,404
		3,134,404
Sweden – 5.10%
Nordea Bank	734,049	8,603,725
Tele2 Class B	520,149	4,653,140
		13,256,865
Switzerland – 4.37%
Aryzta †	109,405	3,538,084
Novartis	100,157	7,818,299
		11,356,383
United Kingdom – 11.90%
Imperial Brands	85,416	4,020,142
Meggitt	746,542	4,358,461
National Grid	237,417	2,879,704
Playtech	456,195	5,052,171
Rio Tinto	94,469	3,864,805

2     NQ-034 [2/17] 4/17 (18974)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Shire	79,447	$4,785,161
Standard Chartered †	664,515	5,956,646
		30,917,090

Total Common Stock (cost $242,037,445)		252,293,573

	Principal amount°
Short-Term Investments – 2.05%
Discount Notes – 0.84%≠
Federal Home Loan Bank
0.505% 3/10/17	443,417	443,374
0.521% 3/24/17	692,805	692,633
0.53% 4/25/17	554,271	553,873
0.55% 5/26/17	497,101	496,472
		2,186,352
Repurchase Agreements – 0.91%
Bank of America Merrill Lynch
0.46%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $717,003 (collateralized by U.S.
government obligations 3.00% 2/15/47;
market value $731,334)	716,994	716,994
Bank of Montreal
0.45%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $717,002 (collateralized by U.S.
government obligations 0.00%–2.00%
8/31/18–5/15/40; market value $731,333)	716,993	716,993
BNP Paribas
0.50%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $934,026 (collateralized by U.S.
government obligations 0.00%–1.875%
4/15/17–2/15/37; market value $952,693)	934,013	934,013
		2,368,000
U.S. Treasury Obligation – 0.30%≠
U.S. Treasury Bill 0.44% 4/13/17	767,437	767,003
		767,003
Total Short-Term Investments (cost $5,321,241)		5,321,355

Total Value of Securities Before Securities Lending Collateral – 99.20%
(cost $247,358,686)		257,614,928

NQ-034 [2/17] 4/17 (18974)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Securities Lending Collateral – 0.27%
Repurchase Agreements – 0.27%≠
Bank of Montreal
0.51%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $164,281 (collateralized by U.S.
government obligations 0.125%–2.125%
12/15/18–2/15/22; market value $167,565)	164,279	$164,279
Bank of Nova Scotia
0.52%, dated 2/28/17 to be repurchased on 3/1/17,
repurchase price $164,281 (collateralized by U.S.
government obligations 0.125%–2.00%
10/31/17–7/31/20; market value $167,567)	164,279	164,279
BNP Paribas
0.51%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $164,281 (collateralized by U.S.
government obligations 0.00%–8.75%
3/15/17–2/15/22; market value $167,565)	164,279	164,279
JPMorgan Securities
0.52%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $164,281 (collateralized by U.S.
government obligations 0.125%–2.625%
4/15/17–7/15/21; market value $167,569)	164,279	164,279
Merrill Lynch, Pierce, Fenner & Smith
0.49%, dated 2/28/17, to be repurchased on 3/1/17,
repurchase price $48,690 (collateralized by U.S.
government obligations 0.125%
4/15/21; market value $49,663)	48,689	48,689

Total Securities Lending Collateral (cost $705,805)		705,805

Total Value of Securities – 99.47%
(cost $248,064,491)		258,320,733	■
Obligation to Return Securities Lending Collateral – (0.27%)		(704,008)
Receivables and Other Assets Net of Liabilities – 0.80%		2,081,680
Net Assets Applicable to 19,399,517 Shares Outstanding – 100.00%		$259,698,405

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $662,888 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

4     NQ-034 [2/17] 4/17 (18974)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

NQ-034 [2/17] 4/17 (18974)     5

Notes
Delaware International Value Equity Fund	February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$248,064,491
Aggregate unrealized appreciation of investments	$55,815,019
Aggregate unrealized depreciation of investments	(44,852,972)
Net unrealized appreciation of investments	$10,962,047

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

6     NQ-034 [2/17] 4/17 (18974)

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$252,293,573	$—	$252,293,573
Short-Term Investments	—	5,321,355	5,321,355
Securities Lending Collateral	—	705,805	705,805
Total Value of Securities	$252,293,573	$6,027,160	$258,320,733

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the

NQ-034 [2/17] 4/17 (18974)     7

(Unaudited)

Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 28, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-034 [2/17] 4/17 (18974)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: